Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 91,641	$ 94,825	$ 231,097	$ 274,979
Noncontrolling interest adjustment to redemption amount	0	(1,243)	(4,522)	(1,243)
Net income attributable to the Group (including NCI redemption adjustment)	$ 91,641	$ 93,582	$ 226,575	$ 273,736
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 1.74	$ 1.73	$ 4.28	$ 5.08
Diluted (USD per share)	$ 1.72	$ 1.72	$ 4.25	$ 5.03